SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company, Rebus Holdings, Inc., (fka Inspyr Therapeutics, Inc.) and its wholly-owned subsidiary, Lewis & Clark Pharmaceuticals, Inc. All significant intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company, Inspyr Therapeutics, Inc., and its wholly-owned subsidiary, Lewis & Clark Pharmaceuticals, Inc. All significant intercompany accounts and transactions have been eliminated.

Reverse Stock Split and Increase in Authorized Shares

Reverse Stock Split and Increase in Authorized Shares

On September 1, 2021, the Board of Directors approved a one-for-seventy-five (1-for-75) reverse stock split of the Company’s Common Stock (“Reverse Stock Split”). The Reverse Stock Split became effective with the Secretary of State of Delaware as of 4:59 p.m. Eastern Time on October 5, 2021, and the Company began trading on a post Reverse Stock Split basis at the market open on October 12, 2021. As a result of the Reverse Stock Split, each of the holders of the Company’s Common Stock received one (1) new share of Common Stock for every seventy-five (75) shares such shareholder held immediately prior. No fractional shares were issued as a result of the Reverse Stock Split. Any fractional shares that would have otherwise resulted from the Reverse Stock Split will be rounded up to the next whole number of shares. The Reverse Stock Split also affected the Company’s outstanding stock options, warrants and other exercisable or convertible instruments and resulted in the shares underlying such instruments being reduced and the exercise price being increased proportionately to the Reverse Stock Split ratio.

On June 10, 2020, the Company’s Board of Directors approved a one-for-thirty (1-for-30) reverse stock split of the Company’s common stock (“Reverse Stock Split”). Pursuant to the Reverse Stock Split, the Company filed an amended and restated certificate of incorporation with the Secretary of State of Delaware to effect the Reverse Stock Split effective as of 5:00 p.m. Eastern Time on June 26, 2020 (“Effective Time”). Accordingly, at the Effective Time, each of the Company’s common stock shareholders received one new share of common stock for every thirty shares such shareholder held immediately prior to the Effective Time. The Reverse Stock Split also affected the Company’s outstanding stock options, warrants and other exercisable or convertible instruments and resulted in the shares underlying such instruments being reduced and the exercise price being increased proportionately to the Reverse Stock Split ratio.

On September 17, 2019, the Company’s Board of Directors approved a one-for-twenty five (1-for-25) reverse stock split of the Company’s common stock. In furtherance of the Reverse Stock Split, the Company has filed an amended and restated certificate of incorporation with the Secretary of State of Delaware to effect the Reverse Stock Split effective as of 5:00 p.m. Eastern Time on September 30, 2019 (“Effective Time”). Accordingly, at the Effective Time, each of the Company’s common stock shareholders received one new share of common stock for every twenty-five shares such shareholder held immediately prior to the Effective Time. The Reverse Stock Split will also affected the Company’s outstanding stock options, warrants and other exercisable or convertible instruments and resulted in the shares underlying such instruments being reduced and the exercise/conversion price being increased proportionately to the Reverse Stock Split ratio.

All share and per share data has been retroactively adjusted in the accompanying consolidated financial statements and footnotes for all periods presented to reflect the effects of the October 5, 2021, June 26, 2020 and September 30, 2019 amendments.

Pursuant to a joint written consent of the board of directors and a majority of the voting power of the Company’s stockholders, the Company’s shareholders approved amending and restated the Company’s Certificate of Incorporation to (i) increase the Company’s authorized Common Stock from 150,000,000 shares to 1,000,000,000 shares and to (ii) increase or decrease (but not below the number of shares of such class outstanding) the number of authorized shares of the class of Common Stock or Preferred Stock by the affirmative vote of the holders of a majority in voting power of the outstanding shares of capital stock of the Company irrespective of the provisions of Section 242(b)(2) of the Delaware General Corporation Law.

The Company filed the Amended and Restated Certificate of Incorporation with Delaware’s Secretary of State reflecting the foregoing changes with an effective date and time of November 27, 2020.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Significant estimates include the fair value of derivative instruments, stock-based compensation, recognition of clinical trial costs and other accrued liabilities. Actual results may differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Significant estimates include the fair value of derivative instruments, stock-based compensation, recognition of clinical trial costs and other accrued liabilities. Actual results may differ from those estimates.

Research and Development

Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for pre-clinical research, toxicology and other studies, manufacturing, clinical trials, compensation and consulting costs associated therewith.

We incurred research and development expenses of approximately $97,000 and $11,000 for the three months ended September 30, 2021 and 2020, respectively. We incurred research and development expenses of approximately $190,000 and $33,000 for the nine months ended September 30, 2021 and 2020, respectively.

Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for toxicology and other studies, manufacturing, clinical trials, compensation and consulting costs.

We incurred research and development expenses of $0.02 million and $0.04 million for the years ended December 31, 2020 and 2019, respectively.

Cash Equivalents

Cash Equivalents

For purposes of the statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. We maintain our cash in bank deposit accounts which, at times, may exceed applicable government mandate insurance limits. We have not experienced any losses in our accounts. We did not have any cash equivalents at September 30, 2021 or December 31, 2020.

Cash Equivalents

For purposes of the statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. We maintain our cash in bank deposit accounts which, at times, may exceed applicable government mandate insurance limits. We have not experienced any losses in our accounts. We did not have any cash equivalents at December 31, 2020 or 2019.

Restricted Cash

Restricted Cash

Restricted cash consisted of funds held in trust for the Company. The use of these funds was restricted to: (i) the payment of professional fees in connection with bringing the Company’s filings current, and (ii) the payment of vendors associated with the issuance and trading of the Company’s securities, such as transfer agent fees and fees payable to the OTCQB and FINRA. There were no restrictions on the use of cash at December 31, 2020.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may exceed applicable government mandated insurance limits. Cash was $1.0 million and $0.4 million at September 30, 2021 and December 31, 2020, respectively. As of September 30, 2021 and December 31, 2020, there was no cash over the federally insured limit.

Concentrations of Credit Risk

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may exceed applicable government mandated insurance limits. Cash and restricted cash was $0.4 million and $0.02 million at December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there was no cash over the federally insured limit.

Intangible Assets

Intangible Assets

Intangible assets consist of licensed technology, patents, and patent applications (see Note 5). The assets associated with licensed technology are recorded at cost and are being amortized on the straight line basis over their estimated useful lives of twelve to seventeen years.

Office and Lab Equipment

Office and Lab Equipment

Equipment is stated at cost less accumulated depreciation. Depreciation is calculated on the straight line basis over the estimated useful lives of the assets of three to seven years. Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to expense. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its equipment for impairment.

Depreciation expense was approximately $0 and $2,000 for the years ended December 31, 2020 and 2019, respectively.

Loss per Share

Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding for the three and nine months ended September 30, 2021 and 2020, as they would be anti-dilutive:

	Three and Nine Months Ended September 30,
	2021	2020
Shares underlying options outstanding	9	9
Shares underlying warrants outstanding	53	53
Shares underlying convertible preferred stock outstanding	95,250	3,739
	95,312	3,801

Diluted loss per share for the three and nine months ended September 30, 2021 and 2020 is calculated as follows:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2021	2020	2021	2020
Net income attributable to common shareholders	$6,125	$2,106	$2,646	$205
Income attributable to convertible instruments	(6,612)	(2,264)	(4,131)	(751)
Expense attributable to convertible instruments	272	21	924	169
Diluted loss attributable to common shareholders	$(215)	$(137)	$(561)	$(377)

Basic shares outstanding	7,612,241	181,774	6,740,889	94,764
Dilutive convertible instruments	30,924,532	7,048,792	14,187,583	7,048,792
Diluted shares outstanding	38,536,773	7,230,566	20,928,472	7,143,556

Diluted loss per share	$(0.01)	$(0.02)	$(0.03)	$(0.05)

Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share.

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2020 and 2019, as they would be anti-dilutive:

	Year Ended December 31,
	2020	2019
Shares underlying options outstanding	16	28
Shares underlying warrants outstanding	53	65
Shares underlying convertible notes outstanding	6,949,870	284,943
Shares underlying convertible preferred stock outstanding	9,995,250	3,517
	16,945,189	288,553

Derivative Liability

Derivative Liability

The Company has financial instruments that are considered derivatives or contain embedded features subject to derivative accounting. Embedded derivatives are valued separately from the host instrument and are recognized as derivative liabilities in the Company’s balance sheet. The Company measures these instruments at their estimated fair value and recognizes changes in their estimated fair value in results of operations during the period of change. The Company values its derivative liabilities using the Black-Scholes option valuation model. The resulting liability is valued at each reporting date and the change in the liability is reflected as change in derivative liability in the statement of operations.

Derivative Liability

The Company has financial instruments that are considered derivatives or contain embedded features subject to derivative accounting. Embedded derivatives are valued separately from the host instrument and are recognized as derivative liabilities in the Company’s balance sheet. The Company measures these instruments at their estimated fair value and recognizes changes in their estimated fair value in results of operations during the period of change. The Company values its derivative liabilities using the Black-Scholes option valuation model. The resulting liability is valued at each reporting date and the change in the liability is reflected as change in derivative liability in the statement of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments with maturities of one year or less when acquired. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

The derivative liabilities consist of our convertible notes and Series F preferred stock with variable conversion features. The Company uses the Black-Scholes option-pricing model to value its derivative liabilities which incorporate the Company’s stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments with maturities of one year or less when acquired. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

The derivative liabilities consist of our convertible notes and Series F preferred stock with variable conversion features. The Company uses the Black-Scholes option-pricing model to value its derivative liabilities which incorporate the Company’s stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Fair Value Measurements

Fair Value Measurements

The U.S. GAAP Valuation Hierarchy establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company has recorded a derivative liability for its convertible notes and preferred stock with variable conversion features as of September 30, 2021 and 2020. The tables below summarize the fair values of our financial liabilities as of September 30, 2021 and December 31, 2020 (in thousands):

	Fair Value at September 30,	Fair Value Measurement Using
	2021	Level 1	Level 2	Level 3

Convertible notes	$542	—	—	$542
Preferred stock	1,416	—	—	1,416
Derivative liability	$1,958	$—	$—	$1,958

	Fair Value at December 31,	Fair Value Measurement Using
	2020	Level 1	Level 2	Level 3

Convertible notes	$2,705	—	—	$2,705
Preferred stock	4,123	—	—	4,123
Derivative liability	$6,828	$—	$—	$6,828

The reconciliation of the derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Nine Months ended September 30,
	2021	2020

Balance at beginning of period	$6,828	$1,785
Additions to derivative instruments	1,354	167
Reclassification on conversion	(3,223)	(766)
Gain on change in fair value of derivative liability	(3,001)	(353)
Balance at end of period	$1,958	$833

Fair Value Measurements

The U.S. GAAP Valuation Hierarchy establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company has recorded a derivative liability for its convertible notes and preferred stock with variable conversion features as of December 31, 2020 and 2019. The tables below summarize the fair values of our financial liabilities as of December 31, 2020 and 2019 (in thousands):

	Fair Value at December 31,	Fair Value Measurement Using
	2020	Level 1	Level 2	Level 3
Convertible notes	$2,705	—	—	$2,705
Preferred stock	4,123	—	—	4,123
Derivative liability	$6,828	$—	$—	$6,828

	Fair Value at December 31,	Fair Value Measurement Using
	2019	Level 1	Level 2	Level 3
Derivative liability – convertible notes	$1,785	$—	$—	$1,785

The reconciliation of the derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Year ended December 31,
	2020	2019
Balance at beginning of year	$1,785	$2,134
Additions to derivative instruments	2,465	243
Reclassification on conversion	(1,268)	(265)
Loss (gain) on change in fair value of derivative liability	3,846	(327)
Balance at end of year	$6,828	$1,785

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible.

Stock-Based Compensation

Stock-Based Compensation

We account for our stock-based compensation under ASC 718 “Compensation – Stock Compensation” using the fair value based method. Under this method, compensation cost is measured at the grant date based on the value of the award and is recognized over the shorter of the service period or the vesting period of the stock-based compensation. This guidance establishes standards for the accounting for transactions in which an entity exchanges it equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments. The Company estimates the fair value of each stock option at the grant date by using the Black-Scholes option pricing model. Determining the fair value of stock-based compensation at the grant date under this model requires judgment, including estimating volatility, employee stock option exercise behaviors and forfeiture rates. The assumptions used in calculating the fair value of stock-based compensation represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment.

Through December 31, 2018 we used the fair value method for equity instruments granted to non-employees and used the Black-Scholes model for measuring the fair value of options. The stock based fair value compensation is determined as of the date of the grant or the date at which the performance of the services is completed (measurement date) and is recognized over the vesting periods.

On January 1, 2019, the Company adopted ASU 2018-07, which substantially aligns stock-based compensation for employees and non-employees and accounts for non-employee share-based awards in accordance with the measurement and recognition criteria of ASC 718. The Company used the modified prospective method of adoption. There was no cumulative effect of the adoption of ASC 718.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

With the exception of those discussed below, there have not been any recent changes in accounting pronouncements and Accounting Standards Update (ASU) issued by the Financial Accounting Standards Board (FASB) during the nine months ended September 30, 2021 that are of significance or potential significance to the Company.

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes.” This guidance, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. ASU 2019-12 is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

With the exception of those discussed below, there have not been any recent changes in accounting pronouncements and Accounting Standards Update (ASU) issued by the Financial Accounting Standards Board (FASB) during the year ended December 31, 2020 that are of significance or potential significance to the Company.

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes.” This guidance, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. ASU 2019-12 is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. We do not expect that the adoption of this standard will have a material impact on the Company’s consolidated financial statements.

Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited. The unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading.

These interim consolidated financial statements for the three and nine months ended September 30, 2021 and 2020 are unaudited; however, in the opinion of management, such statements include all adjustments (consisting of normal recurring accruals) necessary to present fairly the financial position, results of operations and cash flows of the Company for the periods presented. The results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future period. All references to September 30, 2021 and 2020 financials in these footnotes refer to unaudited consolidated financial statements as of those dates.

These unaudited condensed consolidated financial statements should be read in conjunction with our audited financial statements and the notes thereto for the year ended December 31, 2020, included in the Company’s annual report on Form 10-K filed with the SEC on March 31, 2021.

The consolidated balance sheet as of December 31, 2020 has been derived from the audited consolidated financial statements at such date but do not include all disclosures required by the accounting principles generally accepted in the United States of America.